Offerings	Nov. 05, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 2,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345,250.00
Offering Note	(1) Pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered hereunder include such indeterminate number of securities as may from time to time be issued upon conversion or exchange of any securities registered hereunder that provide for such conversion or exchange. (2) The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under this registration statement and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act. (3) Includes an indeterminate number of shares of preferred stock as may be sold from time to time at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (4) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum offering price per unit will be determined by us in connection with the issuance of the securities. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $2,500,000,000 or the equivalent thereof in one or more foreign currencies, foreign currency units or composite currencies.